RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 5 - RELATED PARTY TRANSACTIONS AND BALANCES

	December 31, 2011 $	December 31, 2010 $

Due to Pacific BioSciences Research Centre Inc. and Company’s President (a)	595,548	417,734
Due to Company’s Chairman (b)	29,386	12,054
Due to a former officer (c)	4,930	4,930
Due to Company’s Director (d)	17,500	-

	647,364	434,718

a)	The Company’s research and development is performed by Pacific BioSciences Research Centre (“Pacific”). Pacific is 100% owned by the CEO of the Company. During the year ended December 31, 2011 and 2010, Pacific performed research and development for the Company valued at $667,959 and $479,778, respectively.

Pacific also provided administrative services during the year ended December 31, 2011 and 2010, valued at $239,682 and $198,230, respectively. During the year ended December 31, 2011, and 2010, Pacific charged interest of $8,495 and $8,904, respectively, calculated at the bank prime rate on the monthly balance owed. In 2011, the Company issue 814,800 shares of common stock to the employees of Pacific to settle $16,296 of the related party balance owing to Pacific. As at December 31, 2011 and 2010, the amount due to Pacific was $533,048 and $405,688, respectively, and is unsecured and due on demand.

On September 15, 2009, the Company entered into an agreement with the Company’s CEO to provide management services for a fee of $250,000 per annum. During year ended December 31,

2011, the Company incurred $250,000 (2010 - $250,000) for the management services of which $62,500 remains unpaid as of December 31, 2011(2009 - $12,054).

b)	On September 15, 2009, the Company entered into an agreement with the Company’s Chairman to provide management services for a fee of $100,000 per annum based on 40 hours per month. During the year ended December 31, 2011, the Company incurred $110,999 (2010 - $140,333) for management services. As at December 31, 2011, the Company is indebted to the Company’s Chairman for $29,386 of management fees and miscellaneous expense (2010 - $12,054).

c)	The balance represents $4,930 owing to a former officer which is unsecured, non-interest bearing and due on demand (2010 - $4,930).

d)	During 2011, Company incurred $17,500 in consulting fees to a director of the Company, of which $17,500 was outstanding at year end (2010 - $nil).